Goodwill and impairment of goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and impairment of goodwill
Schedule of Goodwill

Cost	(Euro, in thousands)
On January 1, 2022	€—
Recognized on acquisition of subsidiaries	69,893
Exchange differences on goodwill	(80)
On December 31, 2022	€69,813